Commitments, Contingencies and Guarantees - Schedule of Company's Contractual Commitments (Parenthetical) (Detail) (Stadium Builders License Agreement [Member], USD $)
In Millions, unless otherwise specified
1 Months Ended
	Aug. 31, 2013	Dec. 31, 2013
Stadium Builders License Agreement [Member]
Contractual Commitments And Contingencies [Line Items]
Cost of license agreement	$ 4.0
Liability recorded under license agreement		$ 3.6